RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due from (Paid to) Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	$ 5,545	$ 9,421
Total operating expenses	2,124	2,094
Total other expenses	(18,759)	(2,612)
Front Ocean Management
Disclosure of transactions between related parties [line items]
Total operating expenses	1,558	1,272
Seatankers Management Norway AS
Disclosure of transactions between related parties [line items]
Total operating expenses	351	551
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	1,109	1,085
Total operating expenses	215	271
SFL
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	1,837	3,558
Golden Ocean
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	748	2,253
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	736	835
Avance Gas
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	929	1,042
Shareholder loan facility finance expense
Disclosure of transactions between related parties [line items]
Total other expenses	(10,936)	0
Revolving credit facility finance expense
Disclosure of transactions between related parties [line items]
Total other expenses	(6,903)	(7,567)
FMS Holdco share of results
Disclosure of transactions between related parties [line items]
Total other expenses	711	1,208
TFG Marine
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	186	642
Total other expenses	$ (1,631)	$ 3,747